Unaudited interim consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Revenue
Bitcoin mining revenue	$ 53,383	$ 11,327	$ 129,827	$ 41,294
AI Cloud Service revenue	567	0	567	0
Other income	399	1,798	926	3,117
Gain/(loss) on disposal of subsidiaries	0	3,257	0	3,257
Revenue	54,349	16,382	131,320	47,668
Expenses
Depreciation	(8,692)	(5,125)	(23,870)	(24,122)
Electricity charges	(19,834)	(5,973)	(55,944)	(19,910)
Realized gain/(loss) on financial asset	91	0	3,210	0
Employee benefits expense	(4,333)	(2,470)	(12,844)	(11,138)
Share-based payments expense	(5,817)	(3,503)	(17,622)	(10,273)
Impairment of assets	0	0	0	(105,172)
Reversal of impairment of assets	0	0	108	0
Professional fees	(2,018)	(1,117)	(5,938)	(4,086)
Site expenses	(2,096)	(1,290)	(5,892)	(3,329)
Other operating expenses	(4,537)	(1,966)	(14,809)	(7,232)
Gain/(loss) on sale of assets	1	(160)	16	(6,616)
Unrealized gain/(loss) on financial asset	(1,091)	0	(1,349)	0
Operating profit/(loss)	6,023	(5,222)	(3,614)	(144,210)
Finance expense	(126)	(2,311)	(190)	(16,227)
Interest income	1,500	244	2,878	458
Foreign exchange gain/(loss)	4,714	4,557	2,265	(2,619)
Profit/(loss) before income tax expense	12,111	(2,732)	1,339	(162,598)
Income tax (expense)/benefit	(3,473)	(321)	(3,228)	(2,349)
Profit/(loss) after income tax expense for the period	8,638	(3,053)	(1,889)	(164,947)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation	(7,334)	(9,126)	(5,331)	(21,241)
Other comprehensive income/(loss) for the period, net of tax	(7,334)	(9,126)	(5,331)	(21,241)
Total comprehensive income/(loss) for the period	$ 1,304	$ (12,179)	$ (7,220)	$ (186,188)
Basic earnings per share (in dollars per share)	$ 0.0827	$ (0.057)	$ (0.0232)	$ (3.1003)
Diluted earnings per share (in dollars per share)	$ 0.077	$ (0.057)	$ (0.0232)	$ (3.1003)